FINANCIAL iNSTRUMENTS	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
20.   FINANCIAL INSTRUMENTS

Interest rate risk management
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company does not hold or issue instruments for speculative or trading purposes. As at December 31, 2013, the Company is not party to any interest rate swaps to hedge interest rate exposure.

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2013 and 2012 are as follows:

	2013	2013	2012	2012
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	98,250	98,250	79,259	79,259
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	95,000	95,000	111,678	111,678

The carrying value of cash and cash equivalents, and restricted cash, is a reasonable estimate of fair value.

The estimated fair value for floating rate long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $41.6 million in 2012 in respect of three VLCCs. Two of these vessels were sold during 2012 and the third was classified as 'held for sale' at December 31, 2012. This vessel was measured at an estimated fair value of $21.5 million at December 31, 2012, which was determined using level two inputs being the average of three broker values for a vessel of a similar age and type to be sold as a trading vessel less estimated selling costs. The sale of this vessel as a trading vessel was considered the principal market as of December 31, 2012. In April 2013, the Company sold the VLCC Mayfair for scrap for net proceeds of $16.9 million. The Company recorded an impairment loss of $5.3 million in the first quarter of 2013 with respect to this vessel and there was no gain or loss on its sale.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, DnB and Nordea Bank Norge ASA. The Company does not require collateral or other security to support financial instruments subject to credit risk.